Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Schedule of property, plant and equipment activity

					Construction
			Plant and	Office	in progress
	Land	Buildings	equipment	equipment	(CIP)	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Cost
Balance at December 31, 2015	—	588,820	9,404,456	134,858	1,206,831	11,334,965
Business combination	2,485	42,612	63,519	290	4,213	113,119
Transfer from (out) CIP	—	93,535	2,338,662	34,546	(2,466,743)	—
Addition	—	—	—	—	2,597,970	2,597,970
Disposals	—	—	(283,420)	(2,136)	(9,257)	(294,813)
Balance at December 31, 2016	2,485	724,967	11,523,217	167,558	1,333,014	13,751,241
Transfer from (out) CIP	—	174,143	1,696,092	31,355	(1,901,590)	—
Addition	—	—	—	—	2,425,697	2,425,697
Disposals	—	(28,543)	(767,210)	(3,588)	(5,518)	(804,859)
Balance at December 31, 2017	2,485	870,567	12,452,099	195,325	1,851,603	15,372,079
Transfer from (out) CIP	—	44,127	1,142,788	32,997	(1,219,912)	—
Addition	—	—	—	—	1,757,031	1,757,031
Disposals	—	(1,089)	(593,647)	(2,528)	(27,862)	(625,126)
Deconsolidation of subsidiary due to loss of control	—	—	(375)	—	(8,275)	(8,650)
Reclassified as held-for-sale (Note 25)	(2,485)	(43,182)	(98,253)	(8,550)	(13,790)	(166,260)
Exchange differences	—	—	(19,615)	(322)	(2,723)	(22,660)
Balance at December 31, 2018	—	870,423	12,882,997	216,922	2,336,072	16,306,414

					Construction
			Plant and	Office	in progress
	Land	Buildings	equipment	equipment	(CIP)	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Accumulated depreciation and impairment
Balance at December 31, 2015	—	135,538	7,157,258	111,457	26,894	7,431,147
Disposal	—	(289)	(33,917)	(2,136)	(11,611)	(47,953)
Depreciation expense	—	18,133	639,986	15,042	—	673,161
Impairment loss	—	—	—	—	7,529	7,529
Balance at December 31, 2016	—	153,382	7,763,327	124,363	22,812	8,063,884
Disposal	—	(5,819)	(108,370)	(1,822)	(5,231)	(121,242)
Depreciation expense	—	41,243	839,351	25,440	—	906,034
Balance at December 31, 2017	—	188,806	8,494,308	147,981	17,581	8,848,676
Disposal	—	(924)	(266,143)	(2,459)	(7,011)	(276,537)
Depreciation expense	—	37,031	928,978	28,633	—	994,642
Impairment loss	—	—	990	—	—	990
Deconsolidation of subsidiary due to loss of control	—	—	(78)	—	—	(78)
Reclassified as held-for-sale (Note 25)	—	(4,206)	(28,017)	(4,514)	—	(36,737)
Exchange differences	—	—	(2,431)	(81)	—	(2,512)
Balance at December 31, 2018	—	220,707	9,127,607	169,560	10,570	9,528,444

					Construction
			Plant and	Office	in progress
	Land	Buildings	equipment	equipment	(CIP)	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Balance at December 31, 2016	2,485	571,585	3,759,890	43,195	1,310,202	5,687,357
Balance at December 31, 2017	2,485	681,761	3,957,791	47,344	1,834,022	6,523,403
Balance at December 31, 2018	—	649,716	3,755,390	47,362	2,325,502	6,777,970